Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and banks	R$ 85,873	R$ 81,177
Unrestrictedly available financial investments:
CDB	3,524,451	3,177,566
Total cash and cash equivalents	R$ 3,610,324	R$ 3,258,743